Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Significant Accounting Policies [Abstract]
Potential shares of common stock that are not included in the calculation of diluted net loss per share

	June 30,	June 30,
	2013	2012
Stock options outstanding	5,557	5,557
Warrants to purchase common stock	1,423,123	1,745,207
Debentures convertible into common stock	368,727	368,726
Preferred shares convertible into common stock	320,007	663,719
Total	2,117,414	2,783,209

	December 31, 2012	December 31, 2011
Stock options outstanding	5,557	5,557
Warrants to purchase common stock	1,749,874	1,747,347
Debentures convertible into common stock	368,726	368,726
Preferred shares convertible into common stock	582,233	930,382
Total	2,706,390	3,052,012